Share-based payment arrangements - Description of share-based payment arrangements (Details) $ in Thousands								12 Months Ended
	Nov. 22, 2023 shares	Nov. 22, 2023 T	Apr. 01, 2023 shares	Apr. 01, 2023 T	Apr. 01, 2022 shares	Apr. 01, 2021 shares	Apr. 01, 2020 shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 shares	Dec. 31, 2023 T
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees | $								$ 0	$ 0	$ 3,945
Long term incentive plan 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees | $										200
Long term incentive plan 2020 | Key management personnel of entity or parent | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options vested (in shares)											88,127
Number of options granted (in shares)							144,392
Long term incentive plan 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees | $										800
Long term incentive plan 2021 | Key management personnel of entity or parent | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options vested (in shares)	52,585		14,530		64,414						131,529
Number of options granted (in shares)						193,387
Long term incentive plan 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees | $										1,300
Long term incentive plan 2022 | Key management personnel of entity or parent | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options vested (in shares)	98,527	98,527	12,203	12,203							110,730	110,730
Number of options granted (in shares)					163,022
Long term incentive plan 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees | $										$ 1,600
Long term incentive plan 2023 | Key management personnel of entity or parent | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares)			120,079								120,079